Annual Total Returns[BarChart] - Victory Munder Mid-Cap Core Growth Fund - Class Y	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	25.48%	(0.77%)	16.01%	33.72%	10.17%	(4.36%)	7.37%	24.50%	(13.58%)	26.25%